Document and Entity Information	May 11, 2023
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001754068
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	ALLOVIR, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39409
Entity Tax Identification Number	83-1971007
Entity Address, Address Line One	AlloVir, Inc.
Entity Address, Address Line Two	1100 Winter Street
Entity Address, City or Town	Waltham
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	433-2605
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ALVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false